Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	Global Cord Blood Corp
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	121,551,075
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes